NUVEEN MUTUAL FUNDS
SUPPLEMENT TO PROSPECTUSES
Dated March 28, 2001

NUVEEN MONEY MARKET TRUST
Nuveen Money Market Fund
Nuveen Institutional Tax-Exempt Money Market Fund
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund
Prospectuses dated June 28, 2000

Nuveen Municipal Money Market Fund, Inc.
Prospectus dated June 28, 2000

As of March 19, 2001, the address for Chase Global
Funds Services, transfer agent, and Chase Manhattan Bank,
Custodian, has changed. All correspondence, purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Nuveen Investor Services
P. O. Box 660086
Dallas, Texas 75266-0086


PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS
FOR FUTURE REFERENCE

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NUVEEN MUTUAL FUNDS
SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
Dated March 28, 2001

NUVEEN MONEY MARKET TRUST
Nuveen Money Market Fund
Nuveen Institutional Tax-Exempt Money Market Fund
Nuveen California Tax-Exempt Money Market Fund
Nuveen New York Tax-Exempt Money Market Fund
Statements of Additional Information dated June 28, 2000

Nuveen Municipal Money Market Fund, Inc.
Statement of Additional Information dated June 28, 2000

As of March 19, 2001, the address for Chase Global
Funds Services, transfer agent, and Chase Manhattan
Bank, Custodian, has changed.
 All correspondence,
purchases, redemption and exchange requests and other communications for any of the Nuveen mutual funds should be sent to:

Nuveen Investor Services
P. O. Box 660086
Dallas, Texas 75266-0086

In addition, in the section Additional Information on the Purchase and Redemption of Fund Shares the following should be added:

The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee accepts the order. Customer orders received by such broker (or their designee) will be priced at the Funds' net asset value next computed after they are accepted by an authorized broker (or their designee). Orders accepted by an authorized broker (or their designee) before the close of regular trading on the New York Stock
Exchange will receive that day's share price; orders accepted after the close of trading will receive the next business day's share price.

PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF
ADDITIONAL INFORMATION
FOR FUTURE REFERENCE